FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Cash	$ 220,031	$ 231,054	$ 200,691	$ 236,221
Other investments	102,971	133,198
Premises and equipment	193,040	207,211
Total assets	16,329,141	15,973,134
Short-term Debt	296,203	166,594	1,316,181
Subordinated Debt	313,248	321,384
Other liabilities	492,210	516,265
Total liabilities	14,070,199	13,691,064
Shareholders’ equity	2,258,942	2,282,070	2,247,705	2,078,249
Total liabilities and shareholders’ equity	16,329,141	15,973,134
Income Statement [Abstract]
Noninterest income	171,506	189,123	131,373
Interest Expense	31,099	68,452	123,324
Salaries and employee benefits	245,924	236,779	209,061
Professional services	11,676	9,961	11,254
Income before income taxes and equity in undistributed net earnings of subsidiaries	240,933	184,411	242,862
Income tax expense (benefit)	35,773	28,601	44,787
Net income	205,160	155,810	198,075
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	156,063	191,151	254,900
Operating activities
Net income	205,160	155,810	198,075
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	32,136	33,337	28,138
Stock-based compensation expense	9,635	7,678	7,969
Equity Securities, FV-NI, Unrealized Gain (Loss)	(702)	(9,045)	(575)
Deferred income taxes	12,087	(8,380)	12,590
Decrease (increase) in other assets	138,225	(288,857)	(165,902)
Net cash provided by (used in) operating activities	390,462	109,888	186,329
Investing activities
Net cash acquired (paid) in business combinations	(109,024)	0	(51,663)
Proceeds from sales and maturities of investment securities	1,139,498	904,821	557,034
Payments to Acquire Debt Securities, Available-for-sale	(2,418,290)	(1,551,952)	(834,743)
Net cash provided by (used in) investing activities	(512,334)	(1,204,871)	(252,424)
Financing activities
Net (decrease) increase in short-term borrowings	129,609	(1,149,587)	275,490
Cash dividends paid on common stock	(87,316)	(89,691)	(89,097)
Treasury stock purchase	(108,077)	(16,686)	(66,218)
Proceeds from exercise of stock options, net of shares purchased	64	72	90
Net cash provided by (used in) financing activities	110,849	1,125,346	30,565
Cash and due from banks at beginning of year	231,054	200,691	236,221
Cash and due from banks at end of year	220,031	231,054	200,691
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	49,746	172,902	55,869	$ 86,878
Other investments	1,836	1,388
Subordinated notes from subsidiaries	7,500	7,500
Premises and equipment	1,311	1,328
Other assets	77,132	68,812
Total assets	2,595,037	2,607,498
Short-term Debt	20,000	0
Subordinated Debt	310,864	320,615
Dividends payable	1,042	674
Other liabilities	4,189	4,139
Total liabilities	336,095	325,428
Shareholders’ equity	2,258,942	2,282,070
Total liabilities and shareholders’ equity	2,595,037	2,607,498
Income Statement [Abstract]
Interest income	34	27	30
Noninterest income	663	272	191
Dividends from subsidiaries	202,000	81,725	196,800
Total income	202,697	82,024	197,021
Interest Expense	15,900	14,172	9,552
Salaries and employee benefits	9,784	8,004	8,169
Professional services	2,343	1,160	1,040
Other	5,186	5,163	6,599
Total expenses	33,213	28,499	25,360
Income before income taxes and equity in undistributed net earnings of subsidiaries	169,484	53,525	171,661
Income tax expense (benefit)	(7,787)	(6,145)	(5,975)
Equity in undistributed earnings (loss) of subsidiaries	(27,889)	(96,140)	(20,439)
Net income	205,160	155,810	198,075
Operating activities
Net income	205,160	155,810	198,075
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings (loss) of subsidiaries	(27,889)	(96,140)	(20,439)
Depreciation and amortization	859	712	584
Stock-based compensation expense	9,635	7,678	7,969
Equity Securities, FV-NI, Unrealized Gain (Loss)	(448)	(272)	(191)
Deferred income taxes	(224)	(158)	1,255
(Decrease) increase in dividends payable	368	(175)	384
(Decrease) increase in other liabilities	(751)	(22)	(244)
Decrease (increase) in other assets	(8,096)	8,907	(6,996)
Net cash provided by (used in) operating activities	178,614	76,340	180,397
Investing activities
Capital contributions to subsidiaries	(113,152)	0	0
Net cash acquired (paid) in business combinations	0	0	(53,660)
Proceeds from sales and maturities of investment securities	0	0	264
Payments to Acquire Debt Securities, Available-for-sale	0	0	(500)
Net cash provided by (used in) investing activities	(113,152)	0	(53,896)
Financing activities
Net (decrease) increase in short-term borrowings	20,000	0	0
Proceeds from Issuance of Subordinated Long-term Debt	(10,592)	150,000	0
Cash dividends paid on common stock	(87,316)	(89,691)	(89,097)
Treasury stock purchase	(108,077)	(16,686)	(66,218)
Proceeds from exercise of stock options, net of shares purchased	64	72	90
Other	(2,697)	(3,002)	(2,285)
Net cash provided by (used in) financing activities	(188,618)	40,693	(157,510)
Net increase (decrease) in cash	(123,156)	117,033	(31,009)
Cash and due from banks at beginning of year	172,902	55,869	86,878
Cash and due from banks at end of year	49,746	172,902	$ 55,869
Commercial Banks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	2,447,095	2,346,009
Nonbanks [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	10,417	9,559
Subsidiaries [Member] | Parent Company [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 2,457,512	$ 2,355,568